EQUITY - Additional Information (Details)			1 Months Ended		12 Months Ended
	Apr. 21, 2021 shares	Dec. 13, 2020 USD ($)	Apr. 30, 2021 shares	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 shares
EQUITY
Shares issued | shares					16,155,810
Shares outstanding | shares					16,155,810
Number of shares issued | shares					16,155,812	16,155,812		9,742,998		7,926,570
Proceeds from sale of future shares					$ 953,087
Shares issued for cash					3,127,442	$ 2,222,000		$ 2,599,978
Contributed capital					$ 50,924,276	$ 50,630,439	[1]	26,846,043	[1]
Number of shares repurchased		$ 250,000						$ 656,513
Tau Game Lodge [Member]
EQUITY
Number pf Options for purchase, shares | shares						233,501		233,501
Subscription receivable amount						$ 140,680		$ 140,680
Equity stock split ratio					1.00%	1.00%
Exercisable price | $ / shares					$ 34.87	$ 34.87		$ 21.34
Stock-based compensation expenses					$ 181,559	$ 101,731		$ 210,930
Vesting term					2 years	2 years
Ordinary shares
EQUITY
Proceeds from sale of future shares					$ 3,127,442	$ 2,222,000		$ 2,599,978
Ordinary shares | Tau Game Lodge [Member]
EQUITY
Number of shares issued | shares					85,836	73,428		257,478
Genius U Limited Ordinary Shares [Member]
EQUITY
Shares issued for cash					$ 3,308,617	$ 0
Genius U Limited Ordinary Shares [Member] | Convertible Debt [Member]
EQUITY
Convertible debt obligations					177,689	1,671,188
Entrepreneur Resorts Limited Ordinary Shares [Member]
EQUITY
Shares issued for cash					953,087	0
Contributed capital						13,199,435
Entrepreneur Resorts Limited Ordinary Shares [Member] | Tau Game Lodge [Member]
EQUITY
Number pf Options for purchase, shares				233,501
Exercisable price | $ / shares								$ 1.30
Stock-based compensation expenses				$ 88,213
Entrepreneur Resorts Limited Ordinary Shares [Member] | Convertible Debt [Member]
EQUITY
Convertible debt obligations					$ 37,085	992,816
Genius Group Ltd Ordinary Shares [Member]
EQUITY
Shares issued for cash						30,997,810		$ 6,400,000
Shares issued for settlement of loan						$ 350,000
Number pf Options for purchase, shares								153,042
Number pf Options for purchase, shares | shares	73,428		257,478		12,238	42,913
Subscription receivable amount					$ 433,783	$ 915,763		$ 668,214
Equity stock split ratio	1.00%							6.00%
Stock-based compensation expenses					394,717	398,605		$ 171,768
Unamortized share based compensation					$ 159,265	$ 75,434
Genius Group Ltd Ordinary Shares [Member] | Tau Game Lodge [Member]
EQUITY
Number of shares issued | shares				121,902				121,902
Number pf Options for purchase, shares				20,317				20,317
Number pf Options for purchase, shares | shares					14,306	12,238		42,913
Equity stock split ratio				1.00%				1.00%
Exercisable price | $ / shares				$ 15.45
Stock-based compensation expenses				$ 91,941

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination